Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	UCOMMUNE INTERNATIONAL LTD
Trading Symbol	UK
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment No. 1”) to the Annual Report on Form 20-F of Ucommune International Ltd (the “Company”) for the fiscal year ended December 31, 2021, originally filed with the Securities and Exchange Commission (the “SEC”) on May 10, 2022 (the “Original Form 20-F”), is being filed solely to file the full versions of Exhibit 12.1 and Exhibit 12.2 to include certain statements which were advertently omitted in the Original Form 20-F.This Amendment No. 1 contains only the cover page, this explanatory note, the exhibit index, the signature page and the certifications on Exhibit 12.1 and Exhibit 12.2.Except for the foregoing, this Amendment No. 1 does not, and does not purport to, amend, update or restate any other information contained in the Original Form 20-F, or reflect any events that have occurred after the filing of the Original Form 20-F. The Original Form 20-F, as amended by this Amendment No. 1, continues to speak as of the initial filing date of the Original Form 20-F. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Form 20-F, and the Company’s filings made with the SEC subsequent to the filing of the Original Form 20-F.
Entity Central Index Key	0001821424
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39738
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Guang Hua Road, No 2
Entity Address, Address Line Two	Tower D, Floor 8
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Title of 12(b) Security	Class A ordinary shares, US$0.0001 par value per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Bernstein & Pinchuk LLP
Auditor Location	Beijing, China
Auditor Firm ID	5395
Business Contact
Document Information Line Items
Entity Address, Address Line One	Guang Hua Road, No 2
Entity Address, Address Line Two	Tower D, Floor 8
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Contact Personnel Name	Ms. Xin Guan
City Area Code	+8610
Local Phone Number	65067789
Contact Personnel Email Address	weisf@ucommune.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	77,937,707
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	9,452,407